SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (TABLES)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of terms of federal home loan bank borrowing
The following summarizes the terms of the borrowings from the FHLB by Washington National and Bankers Life (dollars in millions):

Amount	Maturity	Interest rate at
borrowed	date	December 31, 2014
$50.0	October 2015	Variable rate – 0.511%
100.0	June 2016	Variable rate – 0.610%
75.0	June 2016	Variable rate – 0.417%
100.0	October 2016	Variable rate – 0.413%
50.0	November 2016	Variable rate – 0.505%
50.0	November 2016	Variable rate – 0.640%
57.7	June 2017	Variable rate – 0.587%
50.0	August 2017	Variable rate – 0.432%
75.0	August 2017	Variable rate – 0.383%
100.0	October 2017	Variable rate – 0.661%
50.0	November 2017	Variable rate – 0.744%
50.0	January 2018	Variable rate – 0.579%
50.0	January 2018	Variable rate – 0.571%
50.0	February 2018	Variable rate – 0.542%
50.0	February 2018	Variable rate – 0.322%
22.0	February 2018	Variable rate – 0.566%
100.0	May 2018	Variable rate – 0.620%
50.0	July 2018	Variable rate – 0.703%
50.0	August 2018	Variable rate – 0.352%
50.0	January 2019	Variable rate – 0.649%
50.0	February 2019	Variable rate – 0.322%
100.0	March 2019	Variable rate – 0.642%
21.8	July 2019	Variable rate – 0.655%
21.8	June 2020	Fixed rate – 1.960%
28.2	August 2021	Fixed rate – 2.550%
26.8	March 2023	Fixed rate – 2.160%
20.5	June 2025	Fixed rate – 2.940%
$1,498.8